Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common shares of beneficial interest, par value $0.01 per share
Amount Registered | shares	55,565,472
Maximum Aggregate Offering Price	$ 1,479,727,436.98
Carry Forward Form Type	S-3
Carry Forward File Number	333-272547
Carry Forward Initial Effective Date	Jun. 09, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 191,908.21
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement (File No. 333-296743) filed by the registrant on June 12, 2026. Pursuant to Rule 415(a)(6) under the Securities Act, this prospectus supplement includes 55,565,472 unsold Class A common shares of beneficial interest, par value $0.01 per share ("common shares") previously registered. On June 9, 2023, the registrant filed a prospectus supplement (the "2023 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (Registration Statement No. 333-272547) registering a total of 57,847,189 common shares. The common shares registered by the 2023 Prospectus Supplement included: (1) 13,795 newly registered common shares, (2) 54,765,472 common shares that remained unsold under a prospectus supplement (the "2020 Prospectus Supplement") to the prospectus included in the registrant's Registration Statement on Form S-3 (Registration Statement No. 333-239227) that were carried forward to the 2023 Prospectus Supplement pursuant to Rule 415(a)(6) under the Securities Act and (3) 3,067,922 common shares that remained unsold under a prospectus supplement (the "2019 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (Registration Statement No. 333-219720) that were carried forward to the 2023 Prospectus Supplement pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, 55,565,472 common shares offered hereby are unsold common shares previously registered by the 2023 Prospectus Supplement, for which filings fees of $191,908.21 were previously paid and will continue to be applied to such unsold securities.